Details of deductible temporary differences, tax losses and unused tax credits not recognized in the deferred income tax assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	₩ 1,405,621	₩ 541,449